Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025		Dec. 31, 2025	Dec. 31, 2024
Revenues
Revenues	$ 6,485,716	$ 4,632,050	$ 7,453,909	$ 9,137,148		$ 16,936,564	$ 19,418,919
Expenses
Production taxes, transportation and processing	702,775	315,341	1,116,779	712,557		1,626,360	1,715,792
Lease operating	2,511,297	2,359,042	5,039,610	4,549,809		10,274,781	8,614,080
Depletion, depreciation and amortization	2,136,209	458,190	3,927,185	555,265	[1]	3,170,092	2,407,098
Accretion of asset retirement obligations	32,864	8,513	64,539	15,505	[1]	46,426	144,988
General and administrative	2,375,349	1,808,345	4,781,920	3,617,235		12,080,450	10,381,095
Total expenses	7,758,494	4,949,431	14,930,033	9,450,371		27,198,109	23,263,053
Operating income (loss)	(1,272,778)	(317,381)	(7,476,124)	(313,223)		(10,261,545)	(3,844,134)
Other Income (expenses)
Change in fair value of warrant liability		10,030		(152,490)	[1]	(152,490)	(804,004)
Change in fair value of convertible note liability		(1,931)		(131,677)		(131,677)	(192,744)
Change in fair value of FPA liability							561,099
Change in fair value of derivative liabilities	348,821	(755,558)	(89,816)	(885,279)	[1]	(2,070,278)
Change in fair value of derivative liabilities, related party	435,000	449,000	506,000	562,000	[1]	341,000	(746,000)
Gain (Loss) on extinguishment of liabilities		(914,518)		(1,306,337)	[1]	540,347	1,638,138
Gain/Loss on sale of assets						13,379,040
Amortization of debt discount	(607,562)	(332,447)	(1,093,830)	(669,817)		(1,475,191)	(2,361,627)
Interest expense	(175,618)	(1,649,656)	(435,999)	(3,393,902)		(4,892,170)	(7,643,200)
Interest income	3,283	22,353	5,206	39,028		49,700	58,793
Other Income (expense)				201		201	36,989
Total other income (expenses)	3,924	(3,172,727)	(1,108,439)	(5,938,273)		5,588,482	(9,452,556)
Loss before income taxes	(1,268,854)	(3,490,108)	(8,584,563)	(6,251,496)		(4,673,063)	(13,296,690)
Income tax (provision) benefit	576,270	534,259	2,119,384	1,239,128		(2,821,554)	3,470,407
Net income (loss)	(692,584)	(2,955,849)	(6,465,179)	(5,012,368)	[1]	(7,494,617)	(9,826,283)
Net loss attributable to noncontrolling interests				28,535		28,535	1,697,604
Net income (loss) attributable to EON Resources, Inc.	$ (692,584)	$ (2,955,849)	$ (6,465,179)	$ (4,983,833)		$ (7,466,082)	$ (8,128,679)
Weighted average share outstanding, common stock – basic (in Shares)	55,424,861	22,575,043	54,766,929	18,809,177		31,191,907	6,477,052
Weighted average share outstanding, common stock – diluted (in Shares)	55,424,861	22,575,043	54,766,929	18,809,177		31,191,907	6,477,052
Net income (loss) per share of common stock – basic (in Dollars per share)	$ (0.01)	$ (0.13)	$ (0.12)	$ (0.26)		$ (0.24)	$ (1.25)
Net income (loss) per share of common stock – diluted (in Dollars per share)	$ (0.01)	$ (0.13)	$ (0.12)	$ (0.26)		$ (0.24)	$ (1.25)
Crude oil
Revenues
Revenues	$ 5,349,239	$ 3,595,142	$ 9,733,506	$ 7,987,747		$ 15,621,918	$ 19,298,698
Natural gas and natural gas liquids
Revenues
Revenues	89,867	42,340	170,158	122,372		268,440	483,486
Gain (loss) on derivative instruments, net
Revenues
Revenues	948,001	889,479	(2,631,474)	804,408		663,010	(850,374)
Other revenue
Revenues
Revenues	$ 98,609	$ 105,089	$ 181,719	$ 222,621		$ 383,196	$ 487,109

[1]	As restated represents restatements previously disclosed in the Company's Form 10-K/A for the year ended December 31, 2025. See Note 11